Property And Equipment- Schedule of Property And Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 186,210	¥ 329,755	¥ 384,904
Acquisition of subsidiaries	2,535
Additions	55,552	55,220	132,538
Disposals	(75,783)	(13,543)	(6,086)
Depreciation charge	(104,439)	(185,222)	(181,601)
Ending balance	64,075	186,210	329,755
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,475,994	1,545,033	1,498,738
Ending balance	1,168,417	1,475,994	1,545,033
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,289,784)	(1,215,278)	(1,113,834)
Ending balance	(1,104,342)	(1,289,784)	(1,215,278)
Buildings, office and electrical equipment, motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,684	185,567	218,064
Acquisition of subsidiaries	2,535
Additions	22,047	6,029	49,147
Disposals	(75,002)	(13,530)	(4,889)
Depreciation charge	(41,777)	(59,382)	(76,755)
Ending balance	26,487	118,684	185,567
Buildings, office and electrical equipment, motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	512,340	620,639	642,760
Ending balance	205,468	512,340	620,639
Buildings, office and electrical equipment, motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(393,656)	(435,072)	(424,696)
Ending balance	(178,981)	(393,656)	(435,072)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,526	144,188	166,840
Acquisition of subsidiaries	0
Additions	33,505	49,191	83,391
Disposals	(781)	(13)	(1,197)
Depreciation charge	(62,662)	(125,840)	(104,846)
Ending balance	37,588	67,526	144,188
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	963,654	924,394	855,978
Ending balance	962,949	963,654	924,394
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(896,128)	(780,206)	(689,138)
Ending balance	¥ (925,361)	¥ (896,128)	¥ (780,206)